UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES  - 91.2%

                 ARGENTINA - 0.9%
      2,920,000  Republic of Argentina (USD) ...........         7.00%         09/12/13      $   2,894,291
                                                                                             -------------

                 AUSTRALIA - 10.7%
     11,000,000  Australian Government (AUD) ...........         6.00%         02/15/17         12,751,538
      8,100,000  Queensland Treasury (AUD) .............         6.00%         10/14/15          9,030,646
      9,800,000  Treasury Corp. of Victoria (AUD) ......         6.00%         10/17/22         11,664,241
                                                                                             -------------
                                                                                                33,446,425
                                                                                             -------------

                 BRAZIL - 6.6%
     38,734,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) .............................        10.00%         01/01/17         19,619,370
        900,000  Republic of Brazil (USD) ..............         5.63%         01/07/41          1,057,500
                                                                                             -------------
                                                                                                20,676,870
                                                                                             -------------

                 CANADA - 10.4%
      1,700,000  Canadian Government Bond (CAD) ........         5.25%         06/01/13          1,685,207
      5,000,000  Canadian Government Bond (CAD) ........         8.00%         06/01/23          7,727,863
     15,000,000  Province of Manitoba (NZD) ............         6.38%         09/01/15         13,395,039
     10,965,000  Province of Ontario (NZD) .............         6.25%         06/16/15          9,743,571
                                                                                             -------------
                                                                                                32,551,680
                                                                                             -------------

                 COSTA RICA - 0.4%
      1,200,000  Republic of Costa Rica (USD) ..........         4.25%         01/26/23          1,204,200
                                                                                             -------------

                 CROATIA - 0.8%
      2,370,000  Croatia Government International Bond
                     (USD) .............................         6.63%         07/14/20          2,589,225
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        700,000  Dominican Republic (USD) ..............         7.50%         05/06/21            787,850
                                                                                             -------------

                 GEORGIA - 0.4%
      1,300,000  Georgian Oil and Gas Corp. (USD) (c)...         6.88%         05/16/17          1,367,210
                                                                                             -------------

                 HONDURAS - 1.0%
      2,960,000  Honduras Government International Bond
                     (USD) (c)..........................         7.50%         03/15/24          2,985,160
                                                                                             -------------

                 HUNGARY - 5.1%
    810,000,000  Hungary Government Bond (HUF) .........         6.75%         08/22/14          3,513,500
  2,170,000,000  Hungary Government Bond (HUF) .........         6.75%         11/24/17          9,637,979
      2,950,000  Hungary Government Bond (USD) .........         4.13%         02/19/18          2,832,000
                                                                                             -------------
                                                                                                15,983,479
                                                                                             -------------

                 INDONESIA - 1.6%
 17,100,000,000  Indonesian Government Bond (IDR) ......        10.00%         07/15/17          2,101,993
 18,670,000,000  Indonesian Government Bond (IDR) ......        10.50%         08/15/30          2,741,615
                                                                                             -------------
                                                                                                 4,843,608
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments



FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES  - (CONTINUED)

                 IVORY COAST - 0.9%
      2,995,000  Ivory Coast Government Bond (USD) (d)..         5.75%         12/31/32      $   2,792,837
                                                                                             -------------

                 LATVIA - 0.8%
      2,700,000  Republic of Latvia (USD) (c)...........         2.75%         01/12/20          2,609,550
                                                                                             -------------

                 MALAYSIA - 2.1%
      4,800,000  Malaysia Government Bond (MYR) ........         3.21%         05/31/13          1,550,511
     14,500,000  Malaysia Government Bond (MYR) ........         4.01%         09/15/17          4,847,982
                                                                                             -------------
                                                                                                 6,398,493
                                                                                             -------------

                 MEXICO - 5.0%
      6,400,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) .............................         8.00%         12/17/15            565,742
    115,500,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) .............................         7.50%         06/03/27         11,352,654
     13,850,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) .............................        10.00%         11/20/36          1,720,306
      1,500,000  United Mexican States (USD) ...........         6.05%         01/11/40          1,863,750
                                                                                             -------------
                                                                                                15,502,452
                                                                                             -------------

                 MONGOLIA - 0.3%
        600,000  Mongolia Government International Bond
                     (USD) .............................         4.13%         01/05/18            582,000
        400,000  Mongolia Government International Bond
                     (USD) .............................         5.13%         12/05/22            375,000
                                                                                             -------------
                                                                                                   957,000
                                                                                             -------------

                 NEW ZEALAND - 5.9%
     19,150,000  New Zealand Government Bond (NZD) .....         6.00%         12/15/17         18,238,701
                                                                                             -------------

                 NIGERIA - 2.5%
  1,100,000,000  Nigeria Government Bond (NGN) .........        15.10%         04/27/17          7,921,665
                                                                                             -------------

                 PAKISTAN - 1.1%
      1,050,000  Islamic Republic of Pakistan (USD) ....         7.13%         03/31/16            945,000
      2,810,000  Islamic Republic of Pakistan (USD) ....         6.88%         06/01/17          2,465,775
                                                                                             -------------
                                                                                                 3,410,775
                                                                                             -------------

                 PERU - 1.6%
     10,100,000  Peruvian Government Bond (PEN) ........         7.84%         08/12/20          4,922,873
                                                                                             -------------

                 ROMANIA - 1.9%
      4,450,000  Romania Government Bond (RON) .........         5.75%         01/27/16          1,304,375
      3,910,000  Romania Government International Bond
                     (USD) .............................         6.75%         02/07/22          4,564,925
                                                                                             -------------
                                                                                                 5,869,300
                                                                                             -------------

                 RUSSIA - 2.0%
    185,000,000  Russian Foreign Bond (RUB) ............         7.85%         03/10/18          6,361,434
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments



FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - (CONTINUED)

                 SERBIA - 4.0%
        800,000  Republic of Serbia (USD) ..............         5.25%         11/21/17      $     828,000
        950,000  Republic of Serbia (USD) (c)...........         4.88%         02/25/20            941,450
      3,150,000  Republic of Serbia (USD) ..............         7.25%         09/28/21          3,500,438
      1,540,000  Republic of Serbia (USD) (c)...........         7.25%         09/28/21          1,711,325
    513,000,000  Serbia Treasury Bills (RSD) ...........         (e)           01/23/14          5,422,631
                                                                                             -------------
                                                                                                12,403,844
                                                                                             -------------

                 SOUTH AFRICA - 4.8%
     20,300,000  Republic of South Africa (ZAR) ........        13.50%         09/15/15          2,607,243
     76,800,000  Republic of South Africa (ZAR) ........        10.50%         12/21/26         10,581,392
     17,100,000  Republic of South Africa (ZAR) ........         7.00%         02/28/31          1,703,718
                                                                                             -------------
                                                                                                14,892,353
                                                                                             -------------

                 TANZANIA - 0.5%
      1,600,000  Tanzania Government International Bond
                     (USD) (f)..........................         6.45%         03/08/20          1,696,000
                                                                                             -------------

                 TURKEY - 5.7%
      2,100,000  Republic of Turkey (USD) ..............         6.25%         09/26/22          2,493,750
     16,100,000  Turkey Government Bond (TRY) ..........         9.00%         01/27/16          9,512,464
      8,400,000  Turkey Government Bond (TRY) ..........         3.00%         02/23/22          5,730,698
                                                                                             -------------
                                                                                                17,736,912
                                                                                             -------------

                 UNITED ARAB EMIRATES - 2.1%
      5,270,000  Dubai Government International Bond (USD)       7.75%         10/05/20          6,521,625
                                                                                             -------------

                 UNITED KINGDOM - 5.3%
      1,200,000  United Kingdom Treasury (GBP) .........         8.00%         12/07/15          2,203,972
      4,600,000  United Kingdom Treasury (GBP) .........         6.00%         12/07/28         10,272,730
      2,170,000  United Kingdom Treasury (GBP) .........         4.25%         12/07/49          4,043,627
                                                                                             -------------
                                                                                                16,520,329
                                                                                             -------------

                 URUGUAY - 2.1%
     82,941,766  Republica Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (g)............         5.00%         09/14/18          5,172,984
     22,952,649  Republica Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (g)............         4.25%         04/05/27          1,504,599
                                                                                             -------------
                                                                                                 6,677,583
                                                                                             -------------

                 VENEZUELA - 4.1%
      9,720,000  Republic of Venezuela (USD) ...........         5.75%         02/26/16          9,209,700
        800,000  Republic of Venezuela (USD) ...........         7.75%         10/13/19            752,000
      2,430,000  Republic of Venezuela (USD) ...........        11.95%         08/05/31          2,745,900
                                                                                             -------------
                                                                                                12,707,600
                                                                                             -------------

                 VIETNAM - 0.3%
        800,000  Socialist Republic of Vietnam (USD) ...         6.88%         01/15/16            890,000
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments



FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - (CONTINUED)
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ............................          284,361,324
                                                                                             -------------
                 (Cost $253,025,184)


FOREIGN CORPORATE BONDS AND NOTES (b) - 35.5%

                 BRAZIL - 1.9%
        600,000  Banco do Estado do Rio Grande do Sul
                     (USD) (c)..........................         7.38%         02/02/22      $     654,300
        660,000  OAS Investments GMBH (USD) (c).........         8.25%         10/19/19            711,150
        550,000  Odebrecht Finance Ltd. (USD) ..........         7.50%         09/14/15            588,500
      1,350,000  OGX Petroleo e Gas Participacoes S.A.
                     (USD) .............................         8.50%         06/01/18          1,059,750
        900,000  OSX 3 Leasing B.V. (USD) (c)...........         9.25%         03/20/15            897,750
        800,000  Vale Overseas Ltd. (USD) ..............         4.38%         01/11/22            821,800
      1,100,000  Virgolino de Oliveira Finance Ltd. (USD)       10.50%         01/28/18          1,177,000
                                                                                             -------------
                                                                                                 5,910,250
                                                                                             -------------

                 CHILE - 0.5%
      1,400,000  Automotores Gildemeister S.A. (USD) (c)         6.75%         01/15/23          1,473,500
                                                                                             -------------

                 CHINA - 1.3%
      1,250,000  China Overseas Finance Cayman II Ltd.
                     (USD) .............................         5.50%         11/10/20          1,406,275
        600,000  COSL Finance BVI Ltd. (USD) (c)........         3.25%         09/06/22            586,855
      1,200,000  Country Garden Holdings Co., Ltd. (USD)        11.13%         02/23/18          1,392,000
        600,000  Yancoal International Resources
                     Development Co. Ltd. (USD) (c).....         5.73%         05/16/22            616,680
                                                                                             -------------
                                                                                                 4,001,810
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.5%
      1,350,000  AES Andres Dominicana/Itabo Dominicana
                     (USD) .............................         9.50%         11/12/20          1,458,000
                                                                                             -------------

                 EL SALVADOR - 0.5%
      1,550,000  Telemovil Finance Co., Ltd. (USD) .....         8.00%         10/01/17          1,697,250
                                                                                             -------------

                 GERMANY - 1.2%
      3,650,000  KfW International Finance (CAD) .......         4.95%         10/14/14          3,793,722
                                                                                             -------------

                 GUATEMALA - 0.5%
      1,550,000  Industrial Subordinated Trust (USD) ...         8.25%         07/27/21          1,719,539
                                                                                             -------------

                 INDIA - 0.4%
      1,200,000  Bharti Airtel International Netherlands
                     B.V. (USD) (c).....................         5.13%         03/11/23          1,210,800
                                                                                             -------------

                 INDONESIA - 0.2%
        700,000  PT Adaro Indonesia (USD) ..............         7.63%         10/22/19            764,750
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments



FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (b) - (CONTINUED)

                 KAZAKHSTAN - 0.9%
      1,000,000  Kazakhstan Temir Zholy Finance B.V. (USD)
                     (c)................................         6.95%         07/10/42      $   1,172,500
      1,500,000  Zhaikmunai International B.V. (USD) (c)         7.13%         11/13/19          1,608,750
                                                                                             -------------
                                                                                                 2,781,250
                                                                                             -------------

                 MEXICO - 2.9%
        800,000  Alpek S.A. de C.V. (USD) (c)...........         4.50%         11/20/22            832,000
      1,400,000  BBVA Bancomer S.A. Texas (USD) (c).....         6.75%         09/30/22          1,603,000
        850,000  CEMEX Espana S.A. Luxembourg (USD) ....         9.88%         04/30/19            982,770
        460,000  CEMEX Finance, LLC (USD) (c)...........         9.38%         10/12/22            537,050
      1,300,000  Corporacion GEO S.A. de C.V. (USD) (c).         8.88%         03/27/22          1,124,500
        536,000  Desarrolladora Homex S.A. (USD) .......         9.50%         12/11/19            463,640
      2,580,438  GEO Maquinaria S.A. de C.V. (USD) .....         9.63%         05/02/21          2,128,861
      1,350,000  Tenedora Nemak S.A. de C.V. (USD) (c)..         5.50%         02/28/23          1,370,250
                                                                                             -------------
                                                                                                 9,042,071
                                                                                             -------------

                 MULTINATIONAL - 13.2%
     17,600,000  Asian Development Bank (AUD) ..........         5.50%         02/15/16         19,433,038
    284,000,000  European Bank For Reconstruction &
                     Development (INR) .................         5.25%         02/07/14          5,172,164
     18,800,000  European Investment Bank (NZD) ........         6.50%         09/10/14         16,498,310
                                                                                             -------------
                                                                                                41,103,512
                                                                                             -------------

                 NIGERIA - 0.5%
      1,400,000  Access Finance B.V. (USD) (c)..........         7.25%         07/25/17          1,488,444
                                                                                             -------------

                 RUSSIA - 7.8%
      2,250,000  Alfa Bank (USD) .......................         7.88%         09/25/17          2,545,200
        300,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) .............................         7.75%         04/28/21            336,750
      1,400,000  EuroChem Mineral & Chemical Co. OJSC
                     (USD) (c)..........................         5.13%         12/12/17          1,428,000
        900,000  Evraz Group S.A. (USD) ................         7.40%         04/24/17            960,750
        900,000  Gazprom Neft OAO via GPN Capital S.A.
                     (USD) (c)..........................         4.38%         09/19/22            892,125
      1,870,000  Home Credit & Finance Bank (USD) (c) (i)        9.38%         04/24/20          2,014,925
      1,400,000  Metalloinvest Finance Ltd. (USD) ......         6.50%         07/21/16          1,477,882
    278,600,000  RZD Capital Ltd. (RUB) ................         8.30%         04/02/19          9,249,415
      1,000,000  Sberbank of Russia via SB Capital S.A.
                     (USD) (c)..........................         6.13%         02/07/22          1,120,000
        800,000  Sibur Securities Ltd. (USD) (c)........         3.91%         01/31/18            790,000
      1,500,000  Vimpelcom Holdings B.V. (USD) (c)......         5.95%         02/13/23          1,498,125
      1,700,000  VTB Bank OJSC via VTB Capital S.A. (USD)        6.88%         05/29/18          1,878,500
                                                                                             -------------
                                                                                                24,191,672
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments



FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (b) - (CONTINUED)

                 TURKEY - 1.4%
        750,000  Arcelik AS (USD) (c)...................         5.00%         04/03/23      $     750,000
        860,000  Turkiye Halk Bankasi AS (USD) .........         3.88%         02/05/20            849,250
        800,000  Turkiye Vakiflar Bankasi (USD) (c).....         6.00%         11/01/22            824,000
      1,700,000  Yasar Holdings (USD) ..................         9.63%         10/07/15          1,802,000
                                                                                             -------------
                                                                                                 4,225,250
                                                                                             -------------

                 UKRAINE - 1.5%
      1,350,000  Ferrexpo Finance PLC (USD) ............         7.88%         04/07/16          1,353,375
      1,500,000  Metinvest B.V. (USD) ..................        10.25%         05/20/15          1,589,550
        485,000  MHP S.A. (USD) ........................        10.25%         04/29/15            522,716
      1,350,000  MHP S.A. (USD) (c).....................         8.25%         04/02/20          1,340,725
                                                                                             -------------
                                                                                                 4,806,366
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.3%
        800,000  Abu Dhabi National Energy Co. (USD) (c)         3.63%         01/12/23            810,000
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES...................................    110,478,186
                 (Cost $97,348,765)                                                          -------------

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 0.0%

                 KAZAKHSTAN - 0.0%
            342  BTA Bank JSC (h)....................................................                    1
                                                                                             -------------
                 TOTAL COMMON STOCKS ................................................                    1
                 (Cost $0)                                                                   -------------

                 TOTAL INVESTMENTS - 126.7% .........................................          394,839,511
                 (Cost $350,373,949) (j)

                 OUTSTANDING LOANS - (31.5%) ........................................         (98,081,475)

                 NET OTHER ASSETS AND LIABILITIES - 4.8% ............................           14,935,114
                                                                                             -------------
                 NET ASSETS - 100.0% ................................................        $ 311,693,150
                                                                                             =============

-----------------------------

      (a) All of the securities within the Portfolio of Investments, except for the BTA Bank JSC common stock, are available to serve as collateral for the outstanding loans.

      (b) Securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

      (c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2013, securities noted as such amounted to $36,970,124 or 11.86% of net assets.

      (d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at March 31, 2013.

      (e)   Zero coupon bond.

      (f) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2013.

      (g) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (h)   Non-income producing security.

      (i) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2013. At a predetermined date, the fixed rate will change to a floating rate.

      (j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,153,263 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,687,701.

Currency Abbreviations:
           AUD   Australian Dollar
           BRL   Brazilian Real
           CAD   Canadian Dollar
           GBP   British Pound Sterling
           HUF   Hungarian Forint
           IDR   Indonesian Rupiah
           INR   Indian Rupee
           KZT   Kazakhstani Tenge
           MXN   Mexican Peso
           MYR   Malaysian Ringgit
           NGN   Nigerian Naira
           NZD   New Zealand Dollar
           PEN   Peruvian New Sol
           RON   Romanian Leu
           RSD   Serbian Dinar
           RUB   Russian Ruble
           TRY   Turkish Lira
           USD   United States Dollar
           UYU   Uruguayan Peso
           ZAR   South African Rand


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*............  $   284,361,324  $          --  $  284,361,324  $            --
Foreign Corporate Bonds and Notes*............      110,478,186             --     110,478,186               --
Common Stocks*................................                1              1              --               --
                                                ---------------  -------------  --------------   --------------
Total Investments                                   394,839,511              1     394,839,510               --
                                                ---------------  -------------  --------------   --------------
Forward Foreign Currency Contracts**                  1,905,608             --       1,905,608               --
                                                ---------------  -------------  --------------   --------------
Total.........................................  $   396,745,119  $           1  $  396,745,118  $            --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (182,079) $          --  $     (182,079)  $           --
                                                ===============  =============  ===============  ==============

*   See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2013, the Fund transferred common stock valued at $1 from Level 2 to Level 1 of the fair value hierarchy as a result of being priced on the primary exchange.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

                                                    % OF TOTAL       CURRENCY EXPOSURE           % OF TOTAL
INDUSTRY CLASSIFICATION                            INVESTMENTS       DIVERSIFICATION            INVESTMENTS +
--------------------------------------------------------------       ----------------------------------------
Government Bonds and Notes                               72.0%       USD                                58.8%
Supranational Bank                                       10.4        AUD                                13.4
Road & Rail                                               2.3        ZAR                                 3.8
Commercial Banks                                          1.8        BRL                                 3.8
Metals & Mining                                           1.7        MXN                                 3.5
Oil, Gas & Consumable Fuels                               1.4        TRY                                 3.4
Diversified Financial Services                            1.2        NGN                                 2.0
Household Durables                                        1.1        UYU                                 1.7
Special Purpose Banks                                     1.0        MYR                                 1.6
Wireless Telecommunication Services                       0.9        RUB                                 1.5
Consumer Finance                                          0.8        HUF                                 1.4
Food Products                                             0.8        RSD                                 1.4
Diversified Telecommunication Services                    0.7        INR                                 1.3
Real Estate Management & Development                      0.7        PEN                                 1.2
Chemicals                                                 0.6        NZD                                 0.6
Machinery                                                 0.5        GBP                                 0.4
Construction Materials                                    0.4        RON                                 0.3
Distributors                                              0.4        IDR                                 0.0 ++
Electric Utilities                                        0.4        KZT                                 0.0 ++
Auto Components                                           0.4        CAD                                (0.1)
Multi-Utilities                                           0.2        ----------------------------------------
Industrial Conglomerates                                  0.2                          Total           100.0
Construction & Engineering                                0.1                                         =======
--------------------------------------------------------------
                                             Total      100.0        +  The weightings include the impact of
                                                       =======          currency forwards.

                                                                     ++ Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2013 (UNAUDITED)

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------

                                                                         PURCHASE           SALE         UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT          VALUE AS OF      VALUE AS OF    APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED (a)           SOLD (a)       MARCH 31, 2013   MARCH 31, 2013   (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  --------------- --------------
 04/19/13        JPM        ZAR     20,166,000    USD      2,273,061   $    2,186,564   $    2,273,061  $    (86,497)
 06/04/13        RBS        USD      4,714,679    BRL      9,427,000        4,714,679        4,628,233        86,446
 04/19/13        UBS        USD     13,537,681    CAD     13,391,000       13,537,681       13,175,844       361,837
 04/19/13        UBS        USD     14,784,873    GBP      9,224,000       14,784,873       14,013,749       771,124
 04/19/13        JPM        USD      7,716,923    HUF  1,711,960,000        7,716,923        7,190,678       526,245
 06/04/13        JPM        USD      4,797,825    IDR 46,711,627,000        4,797,825        4,764,418        33,407
 04/19/13         GS        USD     27,791,382    NZD     33,323,000       27,791,382       27,840,650       (49,268)
 04/19/13        UBS        USD     27,798,213    NZD     33,323,000       27,798,213       27,840,650       (42,437)
 06/04/13        JPM        USD      2,634,221    RUB     82,135,000        2,634,221        2,610,901        23,320
 06/04/13        RBS        USD      6,976,192    RUB    217,900,000        6,976,192        6,926,586        49,606
 04/19/13        JPM        USD      1,802,332    TRY      3,277,000        1,802,332        1,806,209        (3,877)
 04/19/13        CIT        USD      2,240,187    ZAR     20,166,000        2,240,187        2,186,564        53,623
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)...........................................                   $  1,723,529
                                                                                                        ==============

(a) Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           CIT   Citibank, NA
            GS   Goldman Sachs
           JPM   JPMorgan Chase
           RBS   Royal Bank of Scotland
           UBS   UBS AG


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 2, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2013 (UNAUDITED)

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended March 31, 2013, the open and close notional values of forward foreign currency contracts were $227,555,976 and $230,483,417, respectively.

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2013 (UNAUDITED)

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust/Aberdeen Global Opportunity Income Fund
             -------------------------------------------------------

By (Signature and Title)*               /a/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /a/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     -------------------------

By (Signature and Title)*               /a/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  May 21, 2013
     -------------------------

* Print the name and title of each signing officer under his or her signature.